Discontinued operations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Discontinued operations
Net revenue from sales and services		R$ 126,048,701	R$ 143,634,708		R$ 109,732,842
Cost of products and services sold		(116,730,469)	(136,276,257)		(104,827,966)
Gross profit		9,318,232	7,358,451		4,904,876
Operating revenues (expenses)
Selling marketing and administrative		(2,253,226)	(2,141,985)		(1,931,666)
Other operating income (expenses), net		(602,865)	(514,522)		96,166
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes		4,565,917	3,336,752		1,787,014
Income before financial result and income and social contribution taxes		4,577,825	3,348,933		1,769,380
Financial result, net		(999,130)	(1,469,208)		(762,732)
Income (loss) before income and social contribution taxes		3,578,695	1,879,725		1,006,648
Net income (loss) for the year		0	301,858		65,264
Depreciation and amortization for the year		1,753,722	1,525,567		1,196,355
Net cash provided by (used in) operating activities		0	30,550		982,519
Net cash (used in) provided by investing activities		0	(220,190)		(158,733)
Net cash provided by (used in) financing activities		0	(179,025)		(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		0	(19,316)		56,553
Eliminations
Discontinued operations
Net revenue from sales and services		(491,271)	(272,574)		(214,715)
Cost of products and services sold		466,532	266,122		194,118
Gross profit		(24,739)	(6,452)		(20,597)
Operating revenues (expenses)
Other operating income (expenses), net		0	0		0
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes		(59,056)	0		0
Income before financial result and income and social contribution taxes		(59,056)	0		0
Depreciation and amortization for the year		R$ (492)	(346)		0
Total Discontinued operations
Discontinued operations
Net revenue from sales and services			3,267,533		9,065,795
Cost of products and services sold			(2,485,069)		(6,901,181)
Gross profit			782,464		2,164,614
Operating revenues (expenses)
Selling marketing and administrative			(639,966)		(1,664,015)
Impairment					(427,529)
Other operating income (expenses), net			246,110		25,815
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes			388,608		98,885
Share of profit (loss) of subsidiaries, joint ventures and associates			(231)		48
Income before financial result and income and social contribution taxes			388,377		98,933
Financial result, net			52,525		(146,970)
Income (loss) before income and social contribution taxes			440,902		(48,037)
Income and social contribution taxes			(217,500)		113,301
Net effect of cessation of depreciation	[1]		78,456
Net income (loss) for the year			301,858		65,264
Depreciation and amortization for the year	[2]				463,414
Net cash provided by (used in) operating activities			30,550		982,519
Net cash (used in) provided by investing activities			(220,190)		(158,733)
Net cash provided by (used in) financing activities			(179,025)		(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency			(19,316)		56,553
Increase (decrease) in cash and cash equivalents			(387,981)		327,372
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Discontinued operations
Net revenue from sales and services			2,039,287		7,102,771
Cost of products and services sold			(1,580,000)		(5,540,773)
Gross profit			459,287		1,561,998
Operating revenues (expenses)
Selling marketing and administrative			(201,365)		(978,221)
Impairment					0
Other operating income (expenses), net			10,736		26,924
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes			268,658		610,701
Share of profit (loss) of subsidiaries, joint ventures and associates			(231)		48
Income before financial result and income and social contribution taxes			268,427		610,749
Financial result, net			23,153		(431,441)
Income (loss) before income and social contribution taxes			291,580		179,308
Income and social contribution taxes			(16,924)		69,995
Net effect of cessation of depreciation	[1]		51,372
Net income (loss) for the year			326,028		249,303
Depreciation and amortization for the year	[2]				308,564
Net cash provided by (used in) operating activities			(81,558)		1,016,580
Net cash (used in) provided by investing activities			1,011,736		(122,363)
Net cash provided by (used in) financing activities			(1,245,754)		(1,054,930)
Effect of exchange rate changes on cash and cash equivalents in foreign currency			(19,316)		56,553
Increase (decrease) in cash and cash equivalents			(334,892)		(104,160)
Total Discontinued operations | Extrafarma [member]
Discontinued operations
Net revenue from sales and services			1,235,487		1,986,932
Cost of products and services sold			(912,310)		(1,384,316)
Gross profit			323,177		602,616
Operating revenues (expenses)
Selling marketing and administrative			(438,601)		(685,794)
Impairment					(427,529)
Other operating income (expenses), net			(5,951)		(1,109)
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes			(121,375)		(511,816)
Share of profit (loss) of subsidiaries, joint ventures and associates			0		0
Income before financial result and income and social contribution taxes			(121,375)		(511,816)
Financial result, net			(25,059)		(45,265)
Income (loss) before income and social contribution taxes			(146,434)		(557,081)
Income and social contribution taxes			20,826		155,416
Net effect of cessation of depreciation	[1]		27,084
Net income (loss) for the year			(98,524)		(401,665)
Depreciation and amortization for the year	[2]				154,850
Net cash provided by (used in) operating activities			(68,370)		(33,273)
Net cash (used in) provided by investing activities			(25,323)		(35,072)
Net cash provided by (used in) financing activities			40,585		35,286
Effect of exchange rate changes on cash and cash equivalents in foreign currency			0		0
Increase (decrease) in cash and cash equivalents			(53,108)		(33,059)
Total Discontinued operations | Ultrapar [Member]
Discontinued operations
Net revenue from sales and services			0
Cost of products and services sold			0
Gross profit			0
Operating revenues (expenses)
Selling marketing and administrative			0
Other operating income (expenses), net			241,325
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes			241,325
Share of profit (loss) of subsidiaries, joint ventures and associates			0
Income before financial result and income and social contribution taxes			241,325
Financial result, net			0
Income (loss) before income and social contribution taxes			241,325
Income and social contribution taxes			(202,895)
Net effect of cessation of depreciation	[1]		0
Net income (loss) for the year			38,430
Total Discontinued operations | Eliminations
Discontinued operations
Net revenue from sales and services			(7,241)	[3]	(23,908)	[4]
Cost of products and services sold			7,241	[3]	23,908	[4]
Gross profit			0	[3]	0	[4]
Operating revenues (expenses)
Selling marketing and administrative			0	[3]	0	[4]
Impairment	[4]				0
Other operating income (expenses), net			0	[3]	0	[4]
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes			0	[3]	0	[4]
Share of profit (loss) of subsidiaries, joint ventures and associates			0	[3]	0	[4]
Income before financial result and income and social contribution taxes			0	[3]	0	[4]
Financial result, net			54,431	[3]	329,736	[4]
Income (loss) before income and social contribution taxes			54,431	[3]	329,736	[4]
Income and social contribution taxes			(18,507)	[3]	(112,110)	[4]
Net effect of cessation of depreciation	[1],[3]		0
Net income (loss) for the year			35,924	[3]	217,626	[4]
Depreciation and amortization for the year	[2],[4]				0
Net cash provided by (used in) operating activities			180,478		(788)
Net cash (used in) provided by investing activities			(1,206,603)		(1,298)
Net cash provided by (used in) financing activities			1,026,144		466,677
Effect of exchange rate changes on cash and cash equivalents in foreign currency			0		0
Increase (decrease) in cash and cash equivalents			R$ 19		R$ 464,591

[1]	As of January 1, 2022, the depreciation and amortization of assets classified as held for sale ceased, in compliance with item 25 of IFRS 5.
[2]	Balances included for a complete breakdown of segment information.
[3]	Elimination between continuing and discontinued operations related to the intercompany loan between Ultrapar International and Oxiteno.
[4]	Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.